Long Term Debt and Preference Securities - Narrative (Details) - USD ($) $ / shares in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2015	Jun. 13, 2025	Oct. 20, 2020	Oct. 16, 2020	Jul. 02, 2020	Jun. 18, 2020
Debt Instrument [Line Items]
Preferred stock, dividend rate, percentage				0.50%
Preferred stock, dividend rate, percentage	$ 0
Preference Securities
Debt Instrument [Line Items]
Preferred stock, dividend rate, percentage				9.00%
Preferred stock, dividend rate, per-dollar-amount (in dollars per share)				$ 10
Preferred stock, liquidation preference, value (in dollars per share)				$ 10,000	$ 58,400,000
Temporary Equity, Liquidation Preference					1,200,000
Preference Securities | Financing Costs
Debt Instrument [Line Items]
Dividends, preferred stock	$ 2,600,000	$ 5,300,000	$ 5,200,000
Fixed Rate Reset Subordinated Notes Due 2055 | Junior Subordinated Debt
Debt Instrument [Line Items]
Debt instrument, face amount					$ 400,000,000.0
Interest rate, stated percentage					7.75%
Derivative, basis spread on variable rate					4.28%
Fixed Rate Reset Junior Subordinated notes due 2041 | Junior Subordinated Debt
Debt Instrument [Line Items]
Debt instrument, face amount						$ 20,000,000.0	$ 105,000,000.0
Interest rate, stated percentage	6.625%	6.625%				6.625%
Derivative, basis spread on variable rate						6.323%
Senior notes due 2030 | Senior Notes
Debt Instrument [Line Items]
Debt instrument, face amount								$ 30,000,000.0	$ 300,000,000.0
Interest rate, stated percentage	4.875%	4.875%						4.875%